Inventories Details Textuals (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reserve for materials and supplies [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Materials and supplies reserves	$ 4.6	$ 7.4	$ 16.0	$ 6.5